--------------------------------------------------------------------------------
MID-CAP BLEND
--------------------------------------------------------------------------------

Alliance Mid-Cap
Growth Fund

Semi-Annual Report
May 31, 2002

                               [GRAPHIC OMITTED]


                                        Alliance Capital [LOGO](R)
                                        The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 23, 2002

Dear Shareholder:

This report provides information regarding the investment results and market activity for Alliance Mid-Cap Growth Fund (the "Fund") for the semi-annual reporting period ended May 31, 2002.

Investment Objective and Policies

Alliance Mid-Cap Growth Fund is an open-end, diversified investment company that seeks long-term growth of capital and income primarily through investments in common stocks that Alliance Capital believes will appreciate in value. The Fund invests predominantly in the stocks of mid-capitalization companies. To better reflect the Fund's investment philosophy, effective February 1, 2002, the name of the Fund changed from "The Alliance Fund" to "Alliance Mid-Cap Growth Fund".

Investment Results

The following table provides the Fund's investment results for the six- and 12-month periods ended May 31, 2002. For comparison, we have also provided performance for the Fund's benchmark, the Russell MidCap Growth Index, which is a measure of mid-cap stock performance.

INVESTMENT RESULTS*
Periods Ended May 31, 2002

                                          --------------------------------------
                                                      Total Returns
                                          --------------------------------------
                                          6 Months                     12 Months
--------------------------------------------------------------------------------
Alliance Mid-Cap Growth Fund
  Class A                                 -12.74%                       -21.72%
--------------------------------------------------------------------------------
  Class B                                 -13.03%                       -22.41%
--------------------------------------------------------------------------------
  Class C                                 -13.06%                       -22.29%
--------------------------------------------------------------------------------
Russell MidCap Growth Index                -6.31%                       -17.15%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Total returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Russell MidCap Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Mid-Cap Growth Fund.

      Additional investment results appear on pages 5-8.


--------------------------------------------------------------------------------
                                                ALLIANCE MID-CAP GROWTH FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

The Fund's Class A shares declined 12.74% and 21.72%, respectively, during the six- and 12-month periods under review, and on a relative basis, lagged the Russell MidCap Growth Index's declines of 6.31% and 17.15%, respectively. The Fund's underperformance was largely attributable to its technology and biotechnology holdings, both of which were poor performers during the periods ended May 31, 2002. Performance for the Fund was positively impacted by exposure to homebuilding, defense and financial services industries.

Performance Review

Many conflicting signals buffeted stocks during the period under review. Positive economic reports were offset by cautious comments from company managements regarding future quarters. At the same time, concern on the geopolitical environment and corporate governance issues weighed on the markets. We exited 2001 on a positive note with high optimism for a sharp economic recovery, only to be erased in January and February as investors focused on the equity market's high valuations. March enjoyed a quick recovery in the markets, as positive economic headlines buoyed the outlook for corporate profits and dominated investor sentiment. In April and May the markets again gave way to cautious corporate earnings announcements along with corporate governance controversies.

During the six-month period ended May 31, 2002, the Fund benefited from positions in homebuilders NVR, Inc. and D.R. Horton, Inc., as both have remained strong and steady performers. Low interest rates have continued to drive the housing markets. Real estate is also benefiting as an alternative investment to the stock market. The Fund's performance was aided by a position in Alliant Techsystems, Inc., which develops and supplies aerospace and defense technologies to the United States and its allies. Fund performance was also aided by Concord EFS, Inc., which continues to be a core holding in the Fund. The company continues to post superior earnings growth in a challenging environment. This is due to its dominant position in debit card transactions processing. Financial service positions in Investors Financial Services Corp. and Radian Group, Inc. contributed positively to performance. Legg Mason, Inc., with core businesses in investment advisory services, securities brokerage and capital markets, has shown healthy margin expansion and is an industry leader in growing assets under management, even in this difficult environment.


--------------------------------------------------------------------------------
2 o ALLIANCE MID-CAP GROWTH FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Although the Fund holds an underweight position in technology, this sector was one of the biggest detractors from performance. The decline in technology stocks was broad-based, impacting all industries from software to hardware to semiconductors, as first quarter technology spending did not rebound as much or as soon as anticipated, given the rebound in corporate profits. The Fund's holdings in the computer software sector, Peoplesoft Inc., VERITAS Software Corp. and Mercury Interactive Corp., negatively impacted performance. Performance was hurt also by telecommunications oriented stocks such as Juniper Networks Inc. and Flextronics International, Ltd. Microchip Technology, Inc., which designs and manufactures microcontrollers used in a broad range of products and industries, was able to buck the trend and contribute positively to the Fund's performance. Historically, Microchip Technology, Inc. has been a leading indicator for semiconductor stocks in particular and technology stocks in general. Biotechnology stocks mirrored the performance of many technology stocks. Protein Design Labs, Inc., a biotechnology company that served the Fund well in 2001, failed to meet some significant milestones for potential products. As a result of this hit to future growth prospects, we have sold the Fund's position. Within health care, Tenet Healthcare Corp., a manager of hospital facilities, offset some of the weakness, as did Quest Diagnostics, Inc.

Investment Strategy

The Fund currently has an overweight position in technology, having averaged down into the sector's weakness during the second quarter of 2002. In our view, given the significant turn already underway in corporate cashflow, we believe a turn in technology is only a matter of time, probably sooner than expected now. We have funded the technology purchases with profits from homebuilders NVR, Inc., D.R. Horton, Inc. and health care positions including Tenet Healthcare Corp. and King Pharmaceuticals, Inc. The latter have also funded an increase in some severely depressed biotechnology positions.

Outlook

In the near-term, while corporate governance and geopolitical risks may continue to contribute to the equity market's volatility, if the economy continues to recover as we believe it will, then the underlying trend is that the market should turn upward. Consequently, on setbacks in the market, we have gradually introduced more economic risk to the Fund's portfolio.


--------------------------------------------------------------------------------
                                                ALLIANCE MID-CAP GROWTH FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

Thank you for your continued interest in Alliance Mid-Cap Growth Fund. We look forward to reporting to you on market activity and the Fund's investment results in the coming periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ John L. Blundin

John L. Blundin
Senior Vice President


/s/ Alan E. Levi

Alan E. Levi
Vice President


[PHOTO] John D. Carifa

[PHOTO] John L. Blundin

[PHOTO] Alan E. Levi

John L. Blundin and Alan E. Levi, Portfolio Managers, have 65 years of combined investment experience.


--------------------------------------------------------------------------------
4 o ALLIANCE MID-CAP GROWTH FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MID-CAP GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92 TO 5/31/02

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                         Alliance Mid-Cap        Russell MidCap
                           Growth Fund            Growth Index
-------------------------------------------------------------------------
     5/31/92                 $ 9,578                 $10,000
     5/31/93                 $11,451                 $11,560
     5/31/94                 $12,088                 $12,281
     5/31/95                 $13,819                 $14,211
     5/31/96                 $17,796                 $18,935
     5/31/97                 $21,316                 $21,012
     5/31/98                 $27,298                 $26,043
     5/31/99                 $29,094                 $30,116
     5/31/00                 $29,973                 $43,283
     5/31/01                 $25,569                 $32,772
     5/31/02                 $20,014                 $27,150

This chart illustrates the total value of an assumed $10,000 investment in Alliance Mid-Cap Growth Fund Class A shares (from 5/31/92 to 5/31/02) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell MidCap Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

When comparing Alliance Mid-Cap Growth Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Mid-Cap Growth Fund.


--------------------------------------------------------------------------------
                                                ALLIANCE MID-CAP GROWTH FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MID-CAP GROWTH FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 5/31

                              [BAR CHART OMITTED]

             Alliance Mid-Cap Growth Fund--Yearly Periods Ended 5/31
--------------------------------------------------------------------------------
                             Alliance Mid-Cap          Russell MidCap
                               Growth Fund              Growth Index
--------------------------------------------------------------------------------
      5/31/93                      19.55%                  15.60%
      5/31/94                       5.57%                   6.23%
      5/31/95                      14.32%                  15.72%
      5/31/96                      28.78%                  33.24%
      5/31/97                      19.78%                  10.97%
      5/31/98                      28.06%                  23.94%
      5/31/99                       6.58%                  15.64%
      5/31/00                       3.02%                  43.72%
      5/31/01                     -14.70%                 -24.28%
      5/31/02                     -21.72%                 -17.15%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). Returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period.

The unmanaged Russell MidCap Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Mid-Cap Growth Fund.


--------------------------------------------------------------------------------
6 o ALLIANCE MID-CAP GROWTH FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
May 31, 2002 (unaudited)

INCEPTION DATES                 PORTFOLIO STATISTICS

Class A Shares                  Net Assets ($mil): $868.4
7/7/38                          Average Market Capitalization ($mil): $5,974
Class B Shares
3/4/91
Class C Shares
5/3/93

SECTOR BREAKDOWN

38.1% Technology
17.0% Consumer Services
16.9% Health Care
 5.9% Finance
 3.7% Capital Goods                     [PIE CHART]
 3.3% Consumer Manufacturing
 1.5% Energy
 1.5% Multi-Industry Companies
 1.1% Basic Industry
 0.8% Consumer Staples
 0.8% Utilities

 9.4% Short-Term

HOLDING TYPE

90.6% Equity
                                        [PIE CHART]
 9.4% Short-Term

All data as of May 31, 2002. The Fund's sector and holding type breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                                ALLIANCE MID-CAP GROWTH FUND o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 2002

Class A Shares
--------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                     1 Year          -21.72%                   -25.09%
                    5 Years           -1.25%                    -2.10%
                   10 Years            7.65%                     7.19%

Class B Shares
--------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                     1 Year          -22.41%                   -25.51%
                    5 Years           -2.07%                    -2.07%
                   10 Years(a)         6.92%                     6.92%

Class C Shares
--------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                     1 Year          -22.29%                   -23.07%
                    5 Years           -2.12%                    -2.12%
            Since Inception*           6.05%                     6.05%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2002)

                               Class A           Class B         Class C
--------------------------------------------------------------------------------
               1 Year          -32.86%           -33.15%         -30.91%
              5 Years           -5.08%            -5.05%          -5.05%
             10 Years            6.28%             6.03%(a)         N/A
      Since Inception*          10.15%             6.36%(a)        4.74%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Since inception: 7//7/38 Class A; 3/4/91 Class B; 5/3/93 Class C.

(a)   Assumes conversion of Class B shares into Class A shares after 8 years.

n/a   Not applicable.


--------------------------------------------------------------------------------
8 o ALLIANCE MID-CAP GROWTH FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
May 31, 2002 (unaudited)

                                                               Percent of
Company                                         Value          Net Assets
-------------------------------------------------------------------------
eBay, Inc.                              $     33,302,672           3.8%
-------------------------------------------------------------------------
PeopleSoft, Inc.                              26,668,470           3.1
-------------------------------------------------------------------------
Cendant Corp.                                 22,720,212           2.6
-------------------------------------------------------------------------
Emulex Corp.                                  22,653,258           2.6
-------------------------------------------------------------------------
Intersil Corp. Cl.A                           20,147,111           2.3
-------------------------------------------------------------------------
Network Appliance, Inc.                       19,875,377           2.3
-------------------------------------------------------------------------
Juniper Networks, Inc.                        19,307,556           2.2
-------------------------------------------------------------------------
Intuit, Inc.                                  18,486,857           2.1
-------------------------------------------------------------------------
Concord EFS, Inc.                             18,188,195           2.1
-------------------------------------------------------------------------
Electronic Arts, Inc.                         17,856,000           2.1
-------------------------------------------------------------------------
                                        $    219,205,708          25.2%

MAJOR PORTFOLIO CHANGES
Six Months Ended May 31, 2002 (unaudited)
                                               ---------------------------------
                                                            Shares*
                                               ---------------------------------
Purchases                                        Bought         Holdings 5/31/02
--------------------------------------------------------------------------------
Applera Corp.-Applied Biosystems Group           541,750            815,400
--------------------------------------------------------------------------------
Cerus Corp.                                      288,350            288,350
--------------------------------------------------------------------------------
Emulex Corp.                                     752,350            752,350
--------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.                 848,250            848,250
--------------------------------------------------------------------------------
Juniper Networks, Inc.                         1,826,550          2,082,800
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                 258,900            258,900
--------------------------------------------------------------------------------
Network Appliance, Inc.                        1,527,700          1,527,700
--------------------------------------------------------------------------------
NVIDIA Corp.                                     504,400            504,400
--------------------------------------------------------------------------------
Polycom, Inc.                                    780,300            780,300
--------------------------------------------------------------------------------
Silicon Laboratories, Inc.                       554,880            554,880
--------------------------------------------------------------------------------

Sales                                             Sold          Holdings 5/31/02
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc. Cl.A          125,900                 -0-
--------------------------------------------------------------------------------
American Standard Companies, Inc.                303,750                 -0-
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                358,500            494,600
--------------------------------------------------------------------------------
Electronic Arts, Inc.                            330,650            279,000
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc.                       582,566                 -0-
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                          183,450            156,050
--------------------------------------------------------------------------------
Radian Group, Inc.                               410,400             75,750
--------------------------------------------------------------------------------
RF Micro Devices, Inc.                           764,600                 -0-
--------------------------------------------------------------------------------
Tenet Healthcare Corp.                           181,400            142,650
--------------------------------------------------------------------------------
XL Capital, Ltd. Cl.A                            167,200            157,900
--------------------------------------------------------------------------------


*     Adjusted for stock splits.


--------------------------------------------------------------------------------
                                                ALLIANCE MID-CAP GROWTH FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

Company                                          Shares             Value
-------------------------------------------------------------------------

COMMON STOCKS-91.2%

Technology-38.4%
Communication Equipment-3.9%
Juniper Networks, Inc.(a) ..............       2,082,800    $  19,307,556
Polycom, Inc.(a) .......................         780,300       14,942,745
                                                            -------------
                                                               34,250,301
                                                            -------------
Computer Peripherals-4.9%
Emulex Corp.(a) ........................         752,350       22,653,258
Network Appliance, Inc.(a) .............       1,527,700       19,875,377
                                                            -------------
                                                               42,528,635
                                                            -------------
Computer Services-2.6%
Concord EFS, Inc.(a) ...................         581,650       18,188,195
Exult, Inc.(a) .........................         569,650        3,959,068
                                                            -------------
                                                               22,147,263
                                                            -------------
Computer Software-9.7%
Electronic Arts, Inc.(a) ...............         279,000       17,856,000
Intuit, Inc.(a) ........................         422,750       18,486,857
Mercury Interactive Corp.(a) ...........         249,000        8,431,140
PeopleSoft, Inc.(a) ....................       1,299,000       26,668,470
VERITAS Software Corp.(a) ..............         556,050       12,605,654
                                                            -------------
                                                               84,048,121
                                                            -------------
Internet Media-2.1%
Overture Services, Inc.(a) .............         878,500       16,998,975
Yahoo, Inc.(a) .........................          97,650        1,564,353
                                                            -------------
                                                               18,563,328
                                                            -------------
Internet Infrastructure-3.8%
eBay, Inc.(a) ..........................         603,200       33,302,672
                                                            -------------
Semi-Conductor Capital Equipment-1.6%
KLA-Tencor Corp.(a) ....................         258,900       13,496,457
                                                            -------------
Semi-Conductor Components-9.8%
Fairchild Semiconductor Corp. Cl.A(a) ..         173,100        4,353,465
Integrated Circuit Systems, Inc.(a) ....         848,250       17,677,530
Intersil Corp. Cl.A(a) .................         838,764       20,147,111
Microchip Technology, Inc.(a) ..........         420,950       12,586,405
NVIDIA Corp.(a) ........................         504,400       16,877,224
Silicon Laboratories, Inc.(a) ..........         554,880       13,250,535
                                                            -------------
                                                               84,892,270
                                                            -------------
                                                              333,229,047
                                                            -------------
Consumer Services-17.2%
Advertising-1.5%
TMP Worldwide, Inc.(a) .................         497,550       13,438,825
                                                            -------------
Airlines-1.6%
Southwest Airlines Co. .................         802,300       13,663,169
                                                            -------------


--------------------------------------------------------------------------------
10 o ALLIANCE MID-CAP GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                          Shares             Value
-------------------------------------------------------------------------

Broadcasting & Cable-0.9%
Univision Communications, Inc. Cl.A(a) .         203,300    $   8,132,000
                                                            -------------
Cellular Communications-2.1%
Nextel Communications, Inc. Cl.A(a) ....       1,222,650        5,942,079
Sprint Corp. (PCS Group)(a) ............       1,154,300       12,050,892
                                                            -------------
                                                               17,992,971
                                                            -------------
Entertainment & Leisure-1.8%
Harley-Davidson, Inc. ..................         292,800       15,395,424
                                                            -------------
Gaming-1.8%
MGM Mirage, Inc.(a) ....................         408,400       15,392,596
                                                            -------------
Restaurants & Lodging-0.9%
Yum! Brands, Inc. (a) ..................         128,900        8,236,710
                                                            -------------
Retail - General Merchandise-3.8%
Best Buy Co., Inc.(a) ..................         321,525       14,854,455
CDW Computer Centers, Inc.(a) ..........         268,600       14,007,490
Tiffany & Co. ..........................         107,350        4,025,625
                                                            -------------
                                                               32,887,570
                                                            -------------
Miscellaneous-2.8%
Cendant Corp.(a) .......................       1,242,900       22,720,212
Robert Half International, Inc.(a) .....          46,900        1,157,492
                                                            -------------
                                                               23,877,704
                                                            -------------
                                                              149,016,969
                                                            -------------
Health Care-17.0%
Biotechnology-6.3%
Abgenix, Inc.(a) .......................         513,250        6,620,925
Affymetrix, Inc.(a) ....................         504,500       12,082,775
Applera Corp.-Applied Biosystems Group .         815,400       14,840,280
MedImmune, Inc.(a) .....................         307,750       10,008,030
Millennium Pharmaceuticals, Inc.(a) ....         750,465       11,324,517
                                                            -------------
                                                               54,876,527
                                                            -------------
Drugs-2.9%
Forest Laboratories, Inc.(a) ...........         208,550       15,397,246
SICOR, Inc.(a) .........................         609,550        9,978,334
                                                            -------------
                                                               25,375,580
                                                            -------------
Medical Products-2.5%
Cerus Corp.(a) .........................         288,350       12,465,371
Cytyc Corp.(a) .........................         537,400        8,754,246
                                                            -------------
                                                               21,219,617
                                                            -------------
Medical Services-5.3%
Anthem, Inc.(a) ........................          64,850        4,597,865
Express Scripts, Inc. Cl.A(a) ..........         103,550        5,472,617
Health Management Associates, Inc.(a) ..         357,000        7,350,630
Quest Diagnostics, Inc. (a) ............         156,050       13,641,891


--------------------------------------------------------------------------------
                                               ALLIANCE MID-CAP GROWTH FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                          Shares             Value
-------------------------------------------------------------------------

Stericycle, Inc.(a) ....................          62,900    $   4,325,004
Tenet Healthcare Corp.(a) ..............         142,650       10,627,425
                                                            -------------
                                                               46,015,432
                                                            -------------
                                                              147,487,156
                                                            -------------
Finance-6.0%
Brokerage & Money Management-1.5%
Legg Mason, Inc. .......................         234,100       12,936,366
                                                            -------------
Insurance-2.6%
Arthur J. Gallagher & Co. ..............         247,000        8,706,750
XL Capital, Ltd. Cl.A ..................         157,900       13,977,308
                                                            -------------
                                                               22,684,058
                                                            -------------
Miscellaneous-1.9%
Investors Financial Services Corp. .....         155,950       12,048,697
Radian Group, Inc. .....................          75,750        4,113,225
                                                            -------------
                                                               16,161,922
                                                            -------------
                                                               51,782,346
                                                            -------------
Capital Goods-3.7%
Electrical Equipment-1.3%
Alliant Techsystems, Inc.(a) ...........         106,350       11,568,753
                                                            -------------
Machinery-2.4%
ITT Industries, Inc. ...................         166,400       11,148,800
Navistar International Corp. ...........         274,800        9,758,148
                                                            -------------
                                                               20,906,948
                                                            -------------
                                                               32,475,701
                                                            -------------
Consumer Manufacturing-3.3%
Auto & Related-0.8%
Autoliv, Inc. (Sweden) .................         314,620        7,380,985
                                                            -------------
Building & Related-2.5%
D.R. Horton, Inc. ......................         494,600       12,127,592
Masco Corp. ............................         163,900        4,369,574
NVR, Inc.(a) ...........................          15,950        5,279,450
                                                            -------------
                                                               21,776,616
                                                            -------------
                                                               29,157,601
                                                            -------------
Energy-1.5%
Oil Service-1.5%
Baker Hughes, Inc. .....................         351,400       12,878,810
                                                            -------------
Multi-Industry Companies-1.4%
Danaher Corp. ..........................         181,700       12,649,954
                                                            -------------
Basic Industry-1.1%
Paper & Forest Products-1.1%
Smurfit-Stone Container Corp.(a) .......         599,900        9,778,370
                                                            -------------


--------------------------------------------------------------------------------
12 o ALLIANCE MID-CAP GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                               Shares or
                                               Principal
                                                  Amount
Company                                            (000)            Value
-------------------------------------------------------------------------

Consumer Staples-0.8%
Cosmetics-0.8%
Avon Products, Inc. ....................         138,550    $   7,336,223
                                                            -------------
Utilities-0.8%
Telephone Utility-0.8%
Qwest Communications International, Inc.       1,283,950        6,625,182
                                                            -------------
Total Common Stocks
(cost $769,401,046) ....................                      792,417,359
                                                            -------------
SHORT-TERM INVESTMENT-9.5%
Time Deposit-9.5%
State Street Euro Dollar
1.25%, 6/03/02
(cost $82,303,000) .....................   $      82,303       82,303,000
                                                            -------------
Total Investments-100.7%
   (cost $851,704,046) .................                      874,720,359
Other assets less liabilities-(0.7%) ...                       (6,367,894)
                                                            -------------
Net Assets-100% ........................                    $ 868,352,465
                                                            =============


(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCE MID-CAP GROWTH FUND o 13

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2002 (unaudited)

Assets
Investments in securities, at value (cost $851,704,046)    $   874,720,359
Cash ...................................................               554
Collateral held for securities loaned ..................       196,135,500
Receivable for investment securities sold ..............        15,407,265
Dividends and interest receivable ......................           247,151
Receivable for capital stock sold ......................            79,484
                                                           ---------------
Total assets ...........................................     1,086,590,313
                                                           ---------------
Liabilities
Payable for collateral received on securities loaned ...       196,135,500
Payable for investment securities purchased ............        20,722,944
Advisory fee payable ...................................           507,472
Payable for capital stock redeemed .....................           444,001
Distribution fee payable ...............................           169,342
Accrued expenses and other liabilities .................           258,589
                                                           ---------------
Total liabilities ......................................       218,237,848
                                                           ---------------
Net Assets .............................................   $   868,352,465
                                                           ===============
Composition of Net Assets
Capital stock, at par ..................................   $     2,092,032
Additional paid-in capital .............................     1,023,920,278
Accumulated net investment loss ........................        (4,438,375)
Accumulated net realized loss on investments ...........      (176,237,783)
Net unrealized appreciation of investments .............        23,016,313
                                                           ---------------
                                                           $   868,352,465
                                                           ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($620,730,160/148,328,424 shares of capital
   stock issued and outstanding) .......................             $4.18
Sales charge--4.25% of public offering price ...........               .19
                                                                     -----
Maximum offering price .................................             $4.37
                                                                     =====
Class B Shares
Net asset value and offering price per share
   ($53,257,706/14,496,602 shares of capital
   stock issued and outstanding) .......................             $3.67
                                                                     =====
Class C Shares
Net asset value and offering price per share
   ($12,868,178/3,511,350 shares of capital
   stock issued and outstanding) .......................             $3.66
                                                                     =====
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($181,496,421/42,866,845 shares of capital stock
   issued and outstanding) .............................             $4.23
                                                                     =====


See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE MID-CAP GROWTH FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2002 (unaudited)

Investment Income
Dividends ..................................   $     928,921
Interest ...................................         297,387    $   1,226,308
                                               -------------
Expenses
Management fee .............................       3,107,264
Distribution fee--Class A ..................         709,772
Distribution fee--Class B ..................         292,505
Distribution fee--Class C ..................          72,427
Transfer agency ............................       1,087,657
Printing ...................................         109,737
Custodian ..................................         104,315
Administrative .............................          79,100
Audit and legal ............................          48,311
Registration ...............................          32,923
Directors' fees ............................           9,500
Miscellaneous ..............................          11,172
                                               -------------
Total expenses .............................                        5,664,683
                                                                -------------
Net investment loss ........................                       (4,438,375)
                                                                -------------
Realized and Unrealized Loss
on Investments
Net realized loss on investment transactions                      (19,555,794)
Net change in unrealized appreciation/
   depreciation of investments .............                      (87,926,298)
                                                                -------------
Net loss on investments ....................                     (107,482,092)
                                                                -------------
Net Decrease in Net Assets
   from Operations .........................                    $(111,920,467)
                                                                =============


See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCE MID-CAP GROWTH FUND o 15

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                           Six Months
                                              Ended         Year Ended
                                          May 31, 2002     November 30,
                                           (unaudited)         2001
                                         =============    =============
Increase (Decrease) in Net Assets
from Operations
Net investment loss ..................   $  (4,438,375)   $  (6,864,966)
Net realized loss on investment
   transactions ......................     (19,555,794)    (155,586,913)
Net change in unrealized appreciation/
   depreciation of investments .......     (87,926,298)      38,112,753
                                         -------------    -------------
Net decrease in net assets
   from operations ...................    (111,920,467)    (124,339,126)
Distributions to Shareholders from
Net realized gain on investments
   Class A ...........................              -0-     (42,928,524)
   Class B ...........................              -0-      (4,596,657)
   Class C ...........................              -0-      (1,132,196)
   Advisor Class .....................              -0-        (448,612)
Capital Stock Transactions
Net increase .........................      85,588,374      101,232,253
                                         -------------    -------------
Total decrease .......................     (26,332,093)     (72,212,862)
Net Assets
Beginning of period ..................     894,684,558      966,897,420
                                         -------------    -------------
End of period ........................   $ 868,352,465    $ 894,684,558
                                         =============    =============


See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE MID-CAP GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2002  (unaudited)

NOTE A

Significant Accounting Policies

The Mid-Cap Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Prior to February 1, 2002, the Fund was known as the Alliance Fund, Inc. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures


--------------------------------------------------------------------------------
                                               ALLIANCE MID-CAP GROWTH FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.


--------------------------------------------------------------------------------
18 o ALLIANCE MID-CAP GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Management Fee and Other Transactions With Affiliates

Under the terms of the management agreement, the Fund pays Alliance Capital Management L.P. (the "Manager"), a fee at an annual rate of .75% on the first $500 million of average daily net assets, .65% on the next $500 million of average daily net assets and .55% on average daily net assets in excess of $1 billion. The fee is accrued daily and paid monthly.

Pursuant to the management agreement, the Fund paid $79,100 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the manager for the six months ended May 31, 2002.

The Fund compensates Alliance Global Investor Services, Inc., (AGIS) a wholly-owned subsidiary of the Manager, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $985,718 for the six months ended May 31, 2002.

For the six months ended May 31, 2002, the Fund's expenses were reduced by $4,009 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Manager, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $162,448 from the sales of Class A shares and $6,324, $35,528 and $1,071 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2002.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2002 amounted to $2,243,099 of which $46,355 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Manager.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides


--------------------------------------------------------------------------------
                                               ALLIANCE MID-CAP GROWTH FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $7,011,773 and $1,842,450, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $807,485,200 and $778,201,228, respectively, for the six months ended May 31, 2002. There were no purchases or sales of U.S. government or government agency obligations for the six months ended May 31, 2002.

At May 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $89,089,723 and gross unrealized depreciation of investments was $66,073,410 resulting in net unrealized appreciation of $23,016,313.

At November 30, 2001, the Fund had a net capital loss carryforward for federal income tax purposes of $151,624,656, which expires in the year 2009.

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Fund. UBS/PaineWebber will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of May 31, 2002, the Fund had loaned securities with a value of $187,727,347 and received cash collateral of $196,135,500. For the six months ended May 31, 2002, the Fund received fee income of $181,249 which is included in interest income in the accompanying Statement of Operations.

NOTE F

Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class


--------------------------------------------------------------------------------
20 o ALLIANCE MID-CAP GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                    -----------------------------------   -----------------------------------
                                   Shares                               Amount
                    -----------------------------------   -----------------------------------
                    Six Months Ended         Year Ended   Six Months Ended         Year Ended
                        May 31, 2002       November 30,       May 31, 2002       November 30,
                         (unaudited)               2001        (unaudited)               2001
                    -------------------------------------------------------------------------
Class A
Shares sold              314,268,190         87,593,423     $1,411,335,686    $   397,463,411
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions                  -0-         5,905,352                 -0-        33,837,884
---------------------------------------------------------------------------------------------
Shares converted
   from Class B              420,069            698,616          1,910,410          3,557,374
---------------------------------------------------------------------------------------------
Shares redeemed         (309,601,895)       (97,974,422)    (1,398,931,042)      (454,064,871)
---------------------------------------------------------------------------------------------
Net increase
   (decrease)              5,086,364         (3,777,031)   $    14,315,054    $   (19,206,202)
=============================================================================================

Class B
Shares sold                2,061,533          4,406,011    $     8,283,437    $    20,104,999
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions                  -0-           848,201                 -0-         4,317,356
---------------------------------------------------------------------------------------------
Shares converted
   to Class A               (477,588)          (789,835)        (1,910,410)        (3,557,374)
---------------------------------------------------------------------------------------------
Shares redeemed           (1,726,132)        (5,477,977)        (6,903,842)       (24,486,832)
---------------------------------------------------------------------------------------------
Net decrease                (142,187)        (1,013,600)   $      (530,815)   $    (3,621,851)
=============================================================================================

Class C
Shares sold                  613,936          1,110,053    $     2,459,639    $     5,068,336
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions                  -0-           213,714                 -0-         1,085,666
---------------------------------------------------------------------------------------------
Shares redeemed             (757,479)        (1,530,817)        (2,996,846)        (6,838,213)
---------------------------------------------------------------------------------------------
Net decrease                (143,543)          (207,050)   $      (537,207)   $      (684,211)
=============================================================================================

Advisor Class
Shares sold               21,329,740         26,019,320    $    99,644,427    $   126,344,114
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions                  -0-            76,966                 -0-           444,098
---------------------------------------------------------------------------------------------
Shares redeemed           (5,578,446)          (397,001)       (27,303,085)        (2,043,695)
---------------------------------------------------------------------------------------------
Net increase              15,751,294         25,699,285    $    72,341,342    $   124,744,517
=============================================================================================


--------------------------------------------------------------------------------
                                               ALLIANCE MID-CAP GROWTH FUND o 21

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 -------------------------------------------------------------------------------------------------
                                                                              Class A
                                 -------------------------------------------------------------------------------------------------
                                    Six Months
                                         Ended                                   Year Ended November 30,
                                  May 31, 2002        ----------------------------------------------------------------------------
                                   (unaudited)                2001             2000            1999            1998          1997
                                 -------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period .......   $        4.79        $       5.83     $       7.55     $      5.97     $      8.70    $      7.71
                                 -------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a) .......            (.02)               (.04)            (.04)           (.03)           (.02)          (.02)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions ..............            (.59)               (.71)           (1.04)           2.00            (.54)          2.09
                                 -------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations ................            (.61)               (.75)           (1.08)           1.97            (.56)          2.07
                                 -------------------------------------------------------------------------------------------------
Less: Dividends and
Distributions
Dividends from net
   investment income .........              -0-                 -0-              -0-             -0-             -0-          (.02)
Distributions from net
   realized gains ............              -0-               (.29)            (.64)           (.39)          (2.17)         (1.06)
                                 -------------------------------------------------------------------------------------------------
Total dividends and
   distributions .............              -0-               (.29)            (.64)           (.39)          (2.17)         (1.08)
                                 -------------------------------------------------------------------------------------------------
Net asset value, end of period   $        4.18        $       4.79     $       5.83     $      7.55     $      5.97    $      8.70
                                 =================================================================================================
Total Return
Total investment return based
   on net asset value(b) .....          (12.74)%            (13.64)%         (15.73)%         35.37%          (8.48)%        31.82%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...........   $     620,730        $    686,445     $    856,956     $ 1,128,166     $   953,181    $ 1,201,435
Ratio of expenses to
   average net assets ........            1.26%(c)            1.22%            1.04%           1.06%           1.03%          1.03%
Ratio of net investment loss
   to average net assets .....            (.98)%(c)           (.69)%           (.55)%          (.41)%          (.36)%         (.29)%
Portfolio turnover rate ......              91%                226%              86%             97%            106%           158%


See footnote summary on page 25.


--------------------------------------------------------------------------------
22 o ALLIANCE MID-CAP GROWTH FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                -----------------------------------------------------------------------------------------------
                                                                             Class B
                                -----------------------------------------------------------------------------------------------
                                  Six Months
                                       Ended                                   Year Ended November 30,
                                May 31, 2002        ---------------------------------------------------------------------------
                                 (unaudited)             2001             2000            1999            1998           1997
                                -----------------------------------------------------------------------------------------------
Net asset value,
   beginning of period .......   $      4.22        $      5.21     $      6.87     $      5.51     $      8.25     $      7.40
                                 ----------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a) .......          (.04)              (.07)           (.09)           (.07)           (.07)           (.08)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions ..............          (.51)              (.63)           (.93)           1.82            (.50)           1.99
                                 ----------------------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations ................          (.55)              (.70)          (1.02)           1.75            (.57)           1.91
                                 ----------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
   realized gains ............            -0-              (.29)           (.64)           (.39)          (2.17)          (1.06)
                                 ----------------------------------------------------------------------------------------------
Net asset value, end of period   $      3.67        $      4.22     $      5.21     $      6.87     $      5.51     $      8.25
                                 ==============================================================================================
Total Return
Total investment return based
   on net asset value(b) .....        (13.03)%           (14.34)%        (16.48)%         34.24%          (9.27)%         30.74%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...........   $    53,258        $    61,816     $    81,569     $   101,858     $    85,456     $    70,461
Ratio of expenses to
   average net assets ........          2.11%(c)           2.08%           1.87%           1.89%           1.84%           1.85%
Ratio of net investment loss
   to average net assets .....         (1.82)%(c)         (1.54)%         (1.39)%         (1.23)%         (1.17)%         (1.12)%
Portfolio turnover rate ......            91%               226%             86%             97%            106%            158%


See footnote summary on page 25.


--------------------------------------------------------------------------------
                                               ALLIANCE MID-CAP GROWTH FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                               ------------------------------------------------------------------------------------------
                                                                       Class C
                               ------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended                               Year Ended November 30,
                               May 31, 2002        ----------------------------------------------------------------------
                                (unaudited)           2001           2000           1999           1998           1997
                               ------------------------------------------------------------------------------------------
Net asset value,
   beginning of period .......   $     4.21        $     5.20     $     6.86     $     5.50     $     8.26     $     7.41
                                 ----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a) .......         (.04)             (.07)          (.09)          (.08)          (.07)          (.08)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions ..............         (.51)             (.63)          (.93)          1.83           (.52)          1.99
                                 ----------------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations ................         (.55)             (.70)         (1.02)          1.75           (.59)          1.91
                                 ----------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
   realized gains ............          -0-              (.29)          (.64)          (.39)         (2.17)         (1.06)
                                 ----------------------------------------------------------------------------------------
Net asset value, end of period   $     3.66        $     4.21     $     5.20     $     6.86     $     5.50     $     8.26
                                 ========================================================================================
Total Return
Total investment return based
   on net asset value(b) .....       (13.06)%          (14.37)%       (16.51)%        34.31%         (9.58)%        30.72%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ...........   $   12,868        $   15,391     $   20,068     $   28,025     $   21,231     $   18,871
Ratio of expenses to
   average net assets ........         2.07%(c)          2.04%          1.86%          1.86%          1.84%          1.83%
Ratio of net investment loss
   to average net assets .....        (1.79)%(c)        (1.51)%        (1.34)%        (1.22)%        (1.18)%        (1.10)%
Portfolio turnover rate ......           91%              226%            86%            97%           106%           158%


See footnote summary on page 25.


--------------------------------------------------------------------------------
24 o ALLIANCE MID-CAP GROWTH FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                               -----------------------------------------------------------------------------------------------
                                                                          Advisor Class
                               -----------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended                                   Year Ended November 30,
                               May 31, 2002        ---------------------------------------------------------------------------
                                (unaudited)             2001           2000            1999            1998            1997
                               -----------------------------------------------------------------------------------------------
Net asset value,
   beginning of period ......   $      4.83        $      5.86     $      7.58     $      5.98     $      8.69     $      7.71
                                ----------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a) ......          (.02)              (.03)           (.02)           (.01)           (.01)           (.02)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions .............          (.58)              (.71)          (1.06)           2.00            (.53)           2.10
                                ----------------------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations ...............          (.60)              (.74)          (1.08)           1.99            (.54)           2.08
                                ----------------------------------------------------------------------------------------------
Less: Dividends and
Distributions
Dividends from net
   investment income ........            -0-                -0-             -0-             -0-             -0-           (.04)
Distributions from net
   realized gains ...........            -0-              (.29)           (.64)           (.39)          (2.17)          (1.06)
                                ----------------------------------------------------------------------------------------------
Total dividends and
   distributions ............            -0-              (.29)           (.64)           (.39)          (2.17)          (1.10)
                                ----------------------------------------------------------------------------------------------
Net asset value,
   end of period ............   $      4.23        $      4.83     $      5.86     $      7.58     $      5.98     $      8.69
                                ==============================================================================================
Total Return
Total investment return based
   on net asset value(b) ....        (12.42)%           (13.39)%        (15.66)%         35.66%          (8.19)%         32.00%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..........   $   181,496        $   131,032     $     8,304     $     9,970     $    11,305     $    10,275
Ratio of expenses to
   average net assets .......          1.04%(c)           1.08%            .83%            .85%            .83%            .83%
Ratio of net investment loss
   to average net assets ....          (.75)%(c)          (.64)%          (.35)%          (.20)%          (.16)%          (.21)%
Portfolio turnover rate .....            91%               226%             86%             97%            106%            158%


(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.


--------------------------------------------------------------------------------
                                               ALLIANCE MID-CAP GROWTH FUND o 25

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

medium capitalization or mid cap company

Refers to a company with an average market capitalization.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.

valuation

The process of determining the value of an asset or company.


--------------------------------------------------------------------------------
26 o ALLIANCE MID-CAP GROWTH FUND

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $412 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 600 investment professionals in 37 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 6/30/02.


--------------------------------------------------------------------------------
                                               ALLIANCE MID-CAP GROWTH FUND o 27

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
28 o ALLIANCE MID-CAP GROWTH FUND

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

John L. Blundin, Senior Vice President
Thomas J. Bardong, Vice President
Alan E. Levi, Vice President
Catherine Wood, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)   Member of the Audit Committee


--------------------------------------------------------------------------------
                                               ALLIANCE MID-CAP GROWTH FUND o 29

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
30 o ALLIANCE MID-CAP GROWTH FUND

NOTES


--------------------------------------------------------------------------------
                                               ALLIANCE MID-CAP GROWTH FUND o 31

NOTES


--------------------------------------------------------------------------------
32 o ALLIANCE MID-CAP GROWTH FUND

Alliance Mid-Cap Growth Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

(R)These registered service marks used under license from the owner, Alliance Capital Management L.P.

Alliance Capital [LOGO](R)
The Investment Professional's Choice

ALLSR0502